PROMISSORY NOTES (Details Narrative)			12 Months Ended
	Mar. 25, 2022 HKD ($) $ / shares shares	Dec. 09, 2021 HKD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($) $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)	Mar. 24, 2022 shares	Aug. 07, 2019 HKD ($)
Short-Term Debt [Line Items]
Debt instrument maturity date		extended from August 6, 2023 to August 6, 2026
Preference shares subscription price, shares | shares	323,657,534	323,657,534
Preference shares subscription price, per share | shares		0.73
Preference shares aggregated subscription price value		$ 236,270,000
Preference shares aggregated subscription price fair value		$ 184,485,000
Gain on troubled debt restructuring						$ 4,934,000
Fair value of preference shares grant date | $ / shares				$ 0.57
Exercise price | $ / shares				$ 0.73
Risk free interest rate			0.06%	0.06%
Expected life			4 months 13 days	4 months 13 days
Expected volatility			36.37%	36.37%
Expected dividend yield			0.00%	0.00%
Conversion of preference shares issued | shares	323,657,534	323,657,534
Conversion of preference shares price per share | $ / shares	$ 0.73
Interest expense			$ 428,000	$ 3,339,000		6,962,000	$ 6,962,000
Unsecured Promissory Note [Member]
Short-Term Debt [Line Items]
Principal amount									$ 348,080,000
Promissory Note [Member]
Short-Term Debt [Line Items]
Percentage of interest rate promissory note									2.00%
Percentage of effective interest rate promissory note									8.40%
Fair value of promissory note	$ 184,485,000								$ 275,000,000
Gain on troubled debt restructuring					$ 634,000	$ 4,939,000
Conversion of preference shares issued | shares	323,657,534							323,657,534
Repayment of promissory note	$ 236,270,000